Loss Before Income Tax (Tables)	9 Months Ended
Sep. 30, 2020
Profit (loss) [abstract]
Schedule of Other Gains and Losses
a.	Other gains and losses

	For the nine months ended September 30
	2019	2020
Net foreign exchange gains	$128,820	$126,787
(Loss) Gain on disposal of property, plant and equipment	(75,296)	359
Net (loss)gain on fair value changes of financial assets and liabilities at fair value through profit or loss	(21,998)	236,169
Loss on lease modification	(64,287)	—
Subsidy from the government	—	110,233
Others	(5,529)	30,946

	$(38,290)	$504,494

Summary of Finance costs
b.	Finance costs

	For the nine months ended September 30
	2019	2020
Other interest expenses	$256,905	$416,232
Interest on government loans	327,223	321,655
Interest on loans from shareholders	—	153,519
Interest on lease liabilities	24,374	30,108

	$608,502	$921,514

Schedule of Depreciation and Amortization
c.	Depreciation and amortization

	For the nine months ended September 30
	2019	2020
Right-of-use assets	$201,411	$199,115
Property, plant and equipment	155,663	23,446
Computer software	3,369	2,443

	$360,443	$225,004

Schedule of Employee Benefits Expense
d.	Employee benefits expense

	For the nine months ended September 30
	2019	2020
Short-term benefits	$3,389,244	$2,820,552
Post-employment benefits (Note 15)	268,257	156,072
Share-based payments (Note 21)
Equity-settled	42,511	—
Cash-settled	(255,062)	198,720

Total employee benefits expense	$3,444,950	$3,175,344

Employee benefits expense by function
General and administrative expenses	$2,306,923	$2,696,325
Research and development expenses	1,138,027	479,019

	$3,444,950	$3,175,344